Other Insurance Liabilities and Separate Accounts - Changes in Balances of Long-Duration Insurance Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Large Case Pensions
Present value of expected future policy benefits
Liability for future policy benefits	$ 2,252	$ 3,034	$ 3,647
Add: Reinsurance recoverable	0	0	0
Effect of changes in cash flow assumptions		0	(96)
Liability for future policy benefits, end of period - current discount rate			3,647
Large Case Pensions | As Reported
Present value of expected future policy benefits
Liability for future policy benefits			3,224
Add: Reinsurance recoverable			0
Liability for future policy benefits, beginning of period - current discount rate			3,224
Large Case Pensions | Change in discount rate assumptions
Present value of expected future policy benefits
Effect of changes in cash flow assumptions			604
Large Case Pensions | Removal of shadow adjustments in accumulated other comprehensive income
Present value of expected future policy benefits
Effect of changes in cash flow assumptions			(181)
Long-Term Care
Present value of expected future policy benefits
Liability for future policy benefits	1,266	1,602	1,695
Add: Reinsurance recoverable	$ 0	0	0
Effect of changes in cash flow assumptions		$ 99	35
Liability for future policy benefits, end of period - current discount rate			1,695
Long-Term Care | As Reported
Present value of expected future policy benefits
Liability for future policy benefits			1,142
Add: Reinsurance recoverable			0
Liability for future policy benefits, beginning of period - current discount rate			1,142
Long-Term Care | Change in discount rate assumptions
Present value of expected future policy benefits
Effect of changes in cash flow assumptions			553
Long-Term Care | Removal of shadow adjustments in accumulated other comprehensive income
Present value of expected future policy benefits
Effect of changes in cash flow assumptions			0
Other
Present value of expected future policy benefits
Liability for future policy benefits			490
Add: Reinsurance recoverable			308
Liability for future policy benefits, end of period - current discount rate			798
Other | As Reported
Present value of expected future policy benefits
Liability for future policy benefits			480
Add: Reinsurance recoverable			274
Liability for future policy benefits, beginning of period - current discount rate			754
Other | Change in discount rate assumptions
Present value of expected future policy benefits
Effect of changes in cash flow assumptions			44
Other | Removal of shadow adjustments in accumulated other comprehensive income
Present value of expected future policy benefits
Effect of changes in cash flow assumptions			$ 0